Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
American Conservative Values ETF
Shareholder Report [Line Items]
Fund Name	American Conservative Values ETF
Class Name	American Conservative Values ETF
Trading Symbol	ACVF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also request this information by contacting us at (888) 909-6030.
Additional Information Phone Number	(888) 909-6030
Additional Information Website	acvetfs.com/acv-fund-material/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

ACVF returned 13.66% for the year ended July 31, 2026. While we are pleased with that result in absolute terms, the Fund's underperformance relative to the S&P 500® Index and Russell 1000® Index, which returned 19.56% and 18.94%, respectively, was disappointing. The period was a challenging one for our approach, marked by a wide dispersion of returns among individual stocks, particularly large technology stocks. In that kind of market, the handful of companies we choose not to own can have an outsized effect on relative results. Approximately 118% of the Fund's annual underperformance was attributable to our boycotts of Google (Alphabet) and Apple, which gained approximately 86% and 49%, respectively, over the period, with most of that rally occurring in the fourth quarter of 2025. In other words, excluding those two companies, the rest of the portfolio outperformed on a net basis. After review, we continue to believe our boycotts are warranted, as we discussed in our November 2025 article, "Big Tech's Empty Mea Culpa: Conservatives Can't Afford to Believe It." While this year presented the most challenging environment since the Fund's launch, we remain confident in our risk controls; the stock-specific impact of Google and Apple was simply too strong to offset. In December 2025, we executed a risk rebalancing to further align the portfolio’s risk profile with the S&P 500®. Since inception, the Fund's 0.99 correlation and 0.95 beta to the S&P 500® demonstrate the strength of our risk-management framework.

What key factors influenced performance?

The performance of the companies we boycott, compared with the companies we overweight or use to replace them in the portfolio, will typically be the most significant driver of our returns relative to benchmarks. To minimize the resulting active risk, we remained broadly diversified and attempted to control multiple risk factors such as size, sector, and style. In aggregate, ACVF’s 37 boycotts, which represented approximately 29% of the S&P 500®, detracted 8.0% from relative performance, while what we did own contributed 3.0% to relative performance. Not owning Google, which returned 86% over the period, was the single largest detractor, contributing -3.6% to relative performance; not owning Apple, which returned 49%, contributed a further -3.4%. While we recognize the impact these decisions had on this year's performance, we remain confident that our boycotts reflect our principles and our shareholders' priorities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

Average Annual Total Return

	1 Year	5 Year	Since Inception
American Conservative Values ETF	13.66%	11.40%	15.12%
S&P 500® Index	19.56%	12.86%	17.16%
Russell 1000® Index	18.94%	12.12%	15.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit acvetfs.com/acv-etf-fund-data/ for more recent performance information.
Net Assets	$ 152,283,553
Holdings Count | Holdings	391
Advisory Fees Paid, Amount	$ 1,048,463
Investment Company, Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Net Assets	$152,283,553
Number of Holdings	391
Total Net Advisory Fee	$1,048,463
Portfolio Turnover Rate	4.74%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Nvidia Corp.	7.79%
Microsoft Corp.	5.05%
Cisco Systems, Inc.	2.94%
Broadcom, Inc.	2.73%
Walmart, Inc.	1.73%
Berkshire Hathaway Class B	1.68%
Eli Lilly & Co.	1.67%
Mastercard, Inc. Class A	1.56%
ExxonMobil Holdings Corp.	1.56%
Micron Technology, Inc.	1.43%